Deferred revenue - Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 6,210	$ 19,861
Deferred interest on lease receivable	10,123	12,503
Other deferred revenue	1,040	650
Deferred revenue	17,373	33,014
Current portion	(11,481)	(25,111)
Deferred revenue	$ 5,892	$ 7,903